FINANCIAL INSTRUMENT RISK AND CAPITAL MANAGEMENT - Disclosure of Maturity of Contractual Obligations (Details) - Liquidity risk - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Financial liabilities	$ 236,577,376	$ 108,630,617
Non-derivative financial liabilities, undiscounted cash flows	420,302,170	225,398,958
Trade and other payables
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Financial liabilities	62,383,813	33,343,630
Non-derivative financial liabilities, undiscounted cash flows	62,383,813	33,343,630
Long-term debt and other debts
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Financial liabilities	110,673,348	13,077,670
Non-derivative financial liabilities, undiscounted cash flows	118,341,134	13,080,422
Purchase and other obligations
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Financial liabilities	0	0
Non-derivative financial liabilities, undiscounted cash flows	149,591,363	91,585,031
Lease obligations
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Financial liabilities	63,520,215	62,209,317
Non-derivative financial liabilities, undiscounted cash flows	89,985,860	87,389,875
Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	143,677,986	145,898,534
Less than 1 year | Trade and other payables
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	62,383,813	33,343,630
Less than 1 year | Long-term debt and other debts
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2,450,141	13,016,590
Less than 1 year | Purchase and other obligations
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	70,523,901	91,585,031
Less than 1 year | Lease obligations
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	8,320,131	7,953,283
Between 1 and 3 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	186,759,110	16,110,033
Between 1 and 3 years | Trade and other payables
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Between 1 and 3 years | Long-term debt and other debts
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	96,150,078	63,832
Between 1 and 3 years | Purchase and other obligations
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	75,154,748	0
Between 1 and 3 years | Lease obligations
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	15,454,284	16,046,201
Between 4 and 5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	20,133,085	12,345,355
Between 4 and 5 years | Trade and other payables
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Between 4 and 5 years | Long-term debt and other debts
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Between 4 and 5 years | Purchase and other obligations
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	3,439,748	0
Between 4 and 5 years | Lease obligations
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	16,693,337	12,345,355
More than 5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	69,731,989	51,045,036
More than 5 years | Trade and other payables
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
More than 5 years | Long-term debt and other debts
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	19,740,915	0
More than 5 years | Purchase and other obligations
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	472,966	0
More than 5 years | Lease obligations
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	$ 49,518,108	$ 51,045,036